AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

DECEMBER 12, 2013

1933 ACT FILE NO. 002-38679

1940 ACT FILE NO. 811-02064

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 70	☒

Pax World Funds Series Trust I

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices) (Zip Code)

(800) 767-1729

(Registrant’s Area Code and Telephone Number)

Joseph F. Keefe

Pax World Management Corp.

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan, Esq.

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as possible following the effectiveness of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐            Immediately upon filing pursuant to paragraph (b)

☐            On (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            On (date) pursuant to paragraph (a)(1)

☒          75 days after filing pursuant to paragraph (a)(2)

☐            On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 70 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 70 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) are being filed for the purpose of adding Pax World International ESG Index Fund as a new series, with Institutional Class, Individual Investor Class and Class R, of the Registrant.  The Amendment is not intended to amend the Registrant’s current prospectuses, dated May 1, 2013 (the Current Prospectus), or the Registrant’s current statements of additional information, dated May 1, 2013 (the Current Statement of Additional Information).  The Current Prospectus and the Current Statement of Additional Information remain unchanged except as described herein.

NOTICE

A copy of the Agreement and Declaration of Trust of Pax World Funds Trust I (the “Registrant”) is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument has been executed on behalf of the Registrant by officers of the Registrant as officers and by trustees of the Registrant as trustees and not individually, and the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Portsmouth and the State of New Hampshire, on this 12th day of December, 2013.

PAX WORLD FUNDS SERIES TRUST I
(Registrant)

By:
Joseph F. Keefe
President andChief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

Joseph F. Keefe	Trustee, Chief Executive Officer	December 12, 2013
(Principal Executive Officer)

Alicia K. DuBois	Treasurer (Principal Financial	December 12, 2013
and Accounting Officer)

Adrian P. Anderson*
Adrian P. Anderson	Trustee	December 12, 2013

Carl H. Doerge, Jr.*
Carl H. Doerge, Jr.	Trustee	December 12, 2013

Cynthia Hargadon*
Cynthia Hargadon	Trustee	December 12, 2013

Louis F. Laucirica*
Louis F. Laucirica	Trustee	December 12, 2013

John L. Liechty*
John L. Liechty	Trustee	December 12, 2013

Laurence A. Shadek*
Laurence A. Shadek	Trustee	December 12, 2013

Nancy S. Taylor*
Nancy S. Taylor	Trustee	December 12, 2013

*By:
Maureen Conley
As Attorney-in-Fact
December 12, 2013